Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Mar. 27, 2020
MFS® Global Bond Fund | A
Prospectus:
Trading Symbol	MGBAX
MFS® Global Bond Fund | B
Prospectus:
Trading Symbol	MGBBX
MFS® Global Bond Fund | C
Prospectus:
Trading Symbol	MGBDX
MFS® Global Bond Fund | I
Prospectus:
Trading Symbol	MGBJX
MFS® Global Bond Fund | R1
Prospectus:
Trading Symbol	MGBKX
MFS® Global Bond Fund | R2
Prospectus:
Trading Symbol	MGBLX
MFS® Global Bond Fund | R3
Prospectus:
Trading Symbol	MGBMX
MFS® Global Bond Fund | R4
Prospectus:
Trading Symbol	MGBNX
MFS® Global Bond Fund | R6
Prospectus:
Trading Symbol	MGBOX